LEASES - Information on total cash outflow from all leases (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
LEASES
Principal paid	€ (1,543)	€ (715)	€ (609)
Interest paid	(641)	(103)	(68)
Short term and low value leases	(411)	(391)	(551)
Total amount paid	€ (2,596)	€ (1,209)	€ (1,227)